                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 1998

Check here if Amendment [ X ]; Amendment Number: 1

This Amendment (Check only one.):    [ X ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            BB Biotech AG
Address:         Vordergasse 3
                 Grafenauweg 4
                 Zug, Switzerland CH-6301

Form 13F File Number:                      28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel Bugmann
Title:           SIGNING AUTHORITY
                 ----------------
Phone:           (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ DANIEL BUGMANN                              Zug, Switzerland,   18  May 1999
--------------------                                               ----


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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[XX] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Name

         Biotech Invest S.A.

         Biotech Target S.A.





                                      -2-
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total:$697,804
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                      Name

         1                        Biotech Invest S.A.

         2                        Biotech Target S.A.





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                                 BB BIOTECH AG

31-MAR-98                  FORM 13F INFORMATION TABLE





----------------------------------------------------------------------------------------------------------------
                                                                                     COLUMN 5:
                                                                        ------------------------------------
                                                    COLUMN 4:
  COLUMN 1:            COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER       TITLE OF CLASS      CUSIP      (X$1,000)               SHRS OR     SH/       PUT/
                                                                            PRN AMT     PRN       CALL

----------------------------------------------------------------------------------------------------------------
Alexion               Common Stock    01535110    $             22,583     1,824,113      SH
Pharmaceuticals
Inc.
----------------------------------------------------------------------------------------------------------------
Ariad                 Common Stock    04033A10    $             11,922     2,575,000      SH
Pharmaceuticals
Inc.
----------------------------------------------------------------------------------------------------------------
Aurora                Common Stock    05192010    $             16,347     1,421,500      SH
Biosciences,
Inc.
----------------------------------------------------------------------------------------------------------------
Aviron                Common Stock    05376210    $             61,417     2,655,286      SH
----------------------------------------------------------------------------------------------------------------
                      Common Stock    09058T10    $            166,609     6,887,500      SH
Biochem
Pharma,
Inc.
----------------------------------------------------------------------------------------------------------------
CV                    Common Stock    12666710    $             18,712     1,969,647      SH
Therapeutics,
Inc.
----------------------------------------------------------------------------------------------------------------
Genzyme               Common Stock    37291710    $             21,920       685,000      SH
Corporation
----------------------------------------------------------------------------------------------------------------
Gilead                Common Stock    37555810    $             15,966       443,500      SH
Sciences, Inc.
----------------------------------------------------------------------------------------------------------------
La Jolla              Common Stock    50345910    $             11,721     3,021,000      SH
Pharmaceutical
Company
----------------------------------------------------------------------------------------------------------------
MedImmune,            Common Stock    58469910    $            193,947     3,518,000      SH
Inc.
----------------------------------------------------------------------------------------------------------------
Millennium            Common Stock    59990210    $              4,089       219,500      SH
Pharmaceuticals,
 Inc.
----------------------------------------------------------------------------------------------------------------
Sugen, Inc.           Common Stock    86504110    $               7,278      534,000      SH
----------------------------------------------------------------------------------------------------------------
Synsorb               Common Stock    87160V10    $             14,332     1,979,510      SH
Biotech, Inc.
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                                                     COLUMN 8:
                       COLUMN 6:         COLUMN 7:                VOTING AUTHORITY
                       INVESTMENT     OTHER MANAGERS    --------------------------------
  COLUMN 1:            DISCTRETION
NAME OF ISSUER                                             SOLE       SHARED     NONE


------------------------------------------------------------------------------------------
Alexion              DEFINED              2               1,824,113      NONE     NONE
Pharmaceuticals
Inc.
------------------------------------------------------------------------------------------
Ariad                DEFINED              2               2,575,000      NONE     NONE
Pharmaceuticals
Inc.
------------------------------------------------------------------------------------------
Aurora               DEFINED              2               1,421,500      NONE     NONE
Biosciences,
Inc.
------------------------------------------------------------------------------------------
Aviron               DEFINED              2               2,655,286      NONE     NONE
------------------------------------------------------------------------------------------
                     DEFINED              1               6,887,500      NONE     NONE
Biochem
Pharma,
Inc.
------------------------------------------------------------------------------------------
CV                   DEFINED              2               1,969,647      NONE     NONE
Therapeutics,
Inc.
------------------------------------------------------------------------------------------
Genzyme              DEFINED              1                 685,000      NONE     NONE
Corporation
------------------------------------------------------------------------------------------
Gilead               DEFINED              2               3,021,000      NONE     NONE
Sciences, Inc.
------------------------------------------------------------------------------------------
La Jolla             DEFINED              2                 #REF!        NONE     NONE
Pharmaceutical
Company
------------------------------------------------------------------------------------------
MedImmune,           DEFINED              2               3,518,000      NONE     NONE
Inc.
------------------------------------------------------------------------------------------
Millennium           DEFINED                                219,500      NONE     NONE
Pharmaceuticals,
 Inc.
------------------------------------------------------------------------------------------
Sugen, Inc.          DEFINED              2                 534,000      NONE     NONE
------------------------------------------------------------------------------------------
Synsorb              DEFINED              2               1,979,510      NONE     NONE
Biotech, Inc.
------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 Transkaryotic        Common Stock    89373510    $            91,036     2,811,500      SH
 Therapies,
 Inc.
---------------------------------------------------------------------------------------------------------------
 Vertex               Common Stock    92532F10    $            39,925     1,250,000      SH
 Pharmaceuticals,
 Inc.
---------------------------------------------------------------------------------------------------------------
 COLUMN                                           $           697,804
  TOTALS
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
 Transkaryotic         DEFINED        2        2,811,500      NONE     NONE
 Therapies,
 Inc.
---------------------------------------------------------------------------------------------
 Vertex                DEFINED        1        1,250,000      NONE     NONE
 Pharmaceuticals,
 Inc.
---------------------------------------------------------------------------------------------
 COLUMN
  TOTALS
---------------------------------------------------------------------------------------------